EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information included in a supplement to the Class A, Class B, and Class C Prospectus and to the Class I and Class R Prospectus, each dated February 25, 2015, for each series of Calamos Investment Trust, filed with the Securities and Exchange Commission on February 25, 2015 (Accession No. 0001193125-15-063337), the purpose of which was to file the definitive prospectuses.